LEASES - Schedule Of Minimum Future Revenue Receivable Under Fixed Rate Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 102,885	$ 89,089
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	60,562	58,194
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	30,975	$ 30,895
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 11,348